Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 396	$ (1,194)	$ (650)
Effect of income for which no income tax is chargeable	(47)	(210)	(441)
Effect of expense for which no income tax is deductible	648	1,452	1,209
Net change in valuation allowances	(788)	110	89
Effective tax	$ 209	$ 158	$ 207